Business, Basis of Presentation, Business Combinations, Divestitures, License/Supply Agreement and Merger (Details) - USD ($)	Dec. 31, 2017	Jun. 30, 2017	May 05, 2017	Jun. 30, 2016	Oct. 05, 2015	May 20, 2015
Business Acquisition [Line Items]
Goodwill	$ 238,426	$ 238,426		$ 221,000
ProstaScint [Member]
Business Acquisition [Line Items]
Tangible assets						$ 727,000
Intangible assets						1,590,000
Goodwill						74,000
Total assets acquired						$ 2,391,000
Primsol [Member]
Business Acquisition [Line Items]
Tangible assets					$ 182,000
Intangible assets					1,470,000
Goodwill					147,000
Total assets acquired					$ 1,799,000
Nuelle [Member]
Business Acquisition [Line Items]
Tangible assets			$ 2,061,000
Intangible assets			1,540,000
Goodwill			238,000
Total assets acquired			$ 3,839,000